Fair Value Measurement - Quantitative Disclosures Fair Value Measurement Hierarchy for Assets (Liabilities) (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Financial assets at fair value through other comprehensive income	$ 4,062	$ 2,332	$ 2,747
Investment properties	730	720		$ 763
Office buildings for rent [Member]
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	263	290
Significant unobservable inputs (Level 3) [Member]
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Financial assets at fair value through other comprehensive income	4,062	2,332		$ 2,747
Fair value [Member]
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Financial assets (liabilities) - derivatives	(3)	(142)
Financial assets at fair value through other comprehensive income	4,062	2,332
Fair value [Member] | Land not being used for operation [Member]
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	11,566	10,656
Fair value [Member] | Office buildings for rent [Member]
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	1,460	1,397
Fair value [Member] | Significant observable inputs (Level 2) [Member]
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Financial assets (liabilities) - derivatives	(3)	(142)
Fair value [Member] | Significant unobservable inputs (Level 3) [Member]
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Financial assets at fair value through other comprehensive income	4,062	2,332
Fair value [Member] | Significant unobservable inputs (Level 3) [Member] | Land not being used for operation [Member]
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	11,566	10,656
Fair value [Member] | Significant unobservable inputs (Level 3) [Member] | Office buildings for rent [Member]
Disclosure of fair value measurement of assets (liabilities) [Line Items]
Investment properties	$ 1,460	$ 1,397